Related Parties	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Parties
(12)	Related Parties

In the ordinary course of business, the Company makes loans to and accepts deposits from its executive officers and directors and their related entities. The activity is as follows (in thousands):

	Year Ended December 31,
	2014	2013
Loans:
Balance at beginning of year	$1,047	934
Additions	—	173
Repayments	(93)	(60)

Balance at end of year	$954	1,047

Deposits at end of year	$2,503	4,612